Expected credit loss measurement - Stage 2 classification by trigger (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	$ (1,468)	$ (1,029)	$ (1,054)
Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(306)	(181)	(176)
Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(333)	(160)	(183)
Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(93)
Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(53)
Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(110)
Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(38)
Lifetime expected credit losses | Positions that are not credit impaired | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(19)
Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(5)
Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(14)
Lifetime expected credit losses | Positions that are not credit impaired | Other
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(2)
Lifetime expected credit losses | of which: PD layer
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(252)
Lifetime expected credit losses | of which: PD layer | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(83)
Lifetime expected credit losses | of which: PD layer | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(45)
Lifetime expected credit losses | of which: PD layer | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(89)
Lifetime expected credit losses | of which: PD layer | SME clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(16)
Lifetime expected credit losses | of which: PD layer | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(19)
Lifetime expected credit losses | of which: PD layer | Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: PD layer | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: PD layer | Other
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(41)
Lifetime expected credit losses | of which: watch list | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(2)
Lifetime expected credit losses | of which: watch list | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(20)
Lifetime expected credit losses | of which: watch list | SME clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(16)
Lifetime expected credit losses | of which: watch list | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | of which: watch list | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | Other
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(2)
Lifetime expected credit losses | of which: 30 days past due
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(40)
Lifetime expected credit losses | of which: 30 days past due | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(11)
Lifetime expected credit losses | of which: 30 days past due | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(6)
Lifetime expected credit losses | of which: 30 days past due | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: 30 days past due | SME clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(5)
Lifetime expected credit losses | of which: 30 days past due | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: 30 days past due | Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(4)
Lifetime expected credit losses | of which: 30 days past due | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(14)
Lifetime expected credit losses | of which: 30 days past due | Other
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(829)	(688)	$ (695)
UBS AG
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1,468)	(1,029)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(306)	(181)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(333)	(160)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(93)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(53)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(110)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(38)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(19)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(5)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(14)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Other
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(2)
UBS AG | Lifetime expected credit losses | of which: PD layer
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(252)
UBS AG | Lifetime expected credit losses | of which: PD layer | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(83)
UBS AG | Lifetime expected credit losses | of which: PD layer | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(45)
UBS AG | Lifetime expected credit losses | of which: PD layer | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(89)
UBS AG | Lifetime expected credit losses | of which: PD layer | SME clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(16)
UBS AG | Lifetime expected credit losses | of which: PD layer | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(19)
UBS AG | Lifetime expected credit losses | of which: PD layer | Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: PD layer | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: PD layer | Other
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: watch list
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(41)
UBS AG | Lifetime expected credit losses | of which: watch list | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: watch list | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(2)
UBS AG | Lifetime expected credit losses | of which: watch list | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(20)
UBS AG | Lifetime expected credit losses | of which: watch list | SME clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(16)
UBS AG | Lifetime expected credit losses | of which: watch list | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: watch list | Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1)
UBS AG | Lifetime expected credit losses | of which: watch list | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: watch list | Other
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(2)
UBS AG | Lifetime expected credit losses | of which: 30 days past due
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(40)
UBS AG | Lifetime expected credit losses | of which: 30 days past due | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(11)
UBS AG | Lifetime expected credit losses | of which: 30 days past due | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(6)
UBS AG | Lifetime expected credit losses | of which: 30 days past due | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: 30 days past due | SME clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(5)
UBS AG | Lifetime expected credit losses | of which: 30 days past due | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | of which: 30 days past due | Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(4)
UBS AG | Lifetime expected credit losses | of which: 30 days past due | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(14)
UBS AG | Lifetime expected credit losses | of which: 30 days past due | Other
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	$ (829)	$ (688)